Loans - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
With an Allowance Recorded Related Allowance	$ 76	$ 69
Loans and Finance Receivables [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowing Recorded Investment	735	0
With No Related Allowing Unpaid Contractual Principal Balance	735	0
With an Allowance Recorded Investment	76	144
With an Allowance Recorded Unpaid Contractual Principal Balance	76	144
With an Allowance Recorded Related Allowance	76	69
Recorded Investment	811	144
Unpaid Contractual Principal Balance	811	144
Related Allowance	76	69
Loans and Finance Receivables [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowing Recorded Investment	662
With No Related Allowing Unpaid Contractual Principal Balance	662
With an Allowance Recorded Investment	0
With an Allowance Recorded Unpaid Contractual Principal Balance	0
With an Allowance Recorded Related Allowance	0
Recorded Investment	662
Unpaid Contractual Principal Balance	662
Related Allowance	0
Loans and Finance Receivables [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowing Recorded Investment	73
With No Related Allowing Unpaid Contractual Principal Balance	73
With an Allowance Recorded Investment	0
With an Allowance Recorded Unpaid Contractual Principal Balance	0
With an Allowance Recorded Related Allowance	0
Recorded Investment	73
Unpaid Contractual Principal Balance	73
Related Allowance	0
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowing Recorded Investment	0	0
With No Related Allowing Unpaid Contractual Principal Balance	0	0
With an Allowance Recorded Investment	76	137
With an Allowance Recorded Unpaid Contractual Principal Balance	76	137
With an Allowance Recorded Related Allowance	76	62
Recorded Investment	76	137
Unpaid Contractual Principal Balance	76	137
Related Allowance	76	62
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowing Recorded Investment		0
With No Related Allowing Unpaid Contractual Principal Balance		0
With an Allowance Recorded Investment		7
With an Allowance Recorded Unpaid Contractual Principal Balance		7
With an Allowance Recorded Related Allowance	$ 0	7
Recorded Investment		7
Unpaid Contractual Principal Balance		7
Related Allowance		$ 7